Market Risk Benefits - Rollforward of market risk benefits (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Roll Forward]
Balance, beginning of year	$ 4,034	$ 7,034	$ 7,034	$ 8,563
Balance, beginning of year, before effect of changes in instrument-specific credit risk	3,569	4,933	4,933	6,236
Issuances	200	45	288	275
Interest accrual	42	45	193	163
Attributed fees	252	216	934	879
Expected claims	(26)	(13)	(85)	(56)
Effect of changes in interest rates	524	(1,506)	(4,458)	(1,205)
Effect of changes in interest rate volatility	(77)	185	281	78
Effect of changes in equity markets	(427)	403	1,504	(1,617)
Effect of changes in equity index volatility	13	(1)	(74)	53
Actual outcome different from model expected outcome			161	114
Effect of changes in future expected policyholder behavior	73	121	(20)	17
Effect of changes in other future expected assumptions	(112)		(85)
Other, including foreign exchange	1	(2)	(3)	(4)
Balance, end of period, before effect of changes in instrument-specific credit risk	4,032	4,426	3,569	4,933
Effect of changes in the instrument-specific credit risk	371	1,109	465	2,101
Balance, end of period	4,403	5,535	4,034	7,034
Less: Reinsured MRB, end of period	(89)	(120)	(94)	(145)
Net Liability Balance after reinsurance recoverable	4,314	5,415	3,940	6,889
Combined
Net amount at risk
Net amount at risk	1,757	768	2,123	581
Guaranteed Minimum Death Benefit
Net amount at risk
Net amount at risk	1,573	1,089	1,986	843
Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Net amount at risk
Net amount at risk	68	294	28	949
Individual Retirement
Market Risk Benefit [Roll Forward]
Balance, beginning of year	3,738	6,452	6,452	7,761
Balance, beginning of year, before effect of changes in instrument-specific credit risk	3,297	4,518	4,518	5,621
Issuances	191	40	263	247
Interest accrual	38	39	172	142
Attributed fees	235	197	864	805
Expected claims	(25)	(13)	(83)	(54)
Effect of changes in interest rates	478	(1,381)	(4,087)	(1,098)
Effect of changes in interest rate volatility	(73)	172	263	74
Effect of changes in equity markets	(391)	387	1,382	(1,414)
Effect of changes in equity index volatility	16	(2)	(75)	33
Actual outcome different from model expected outcome			164	106
Effect of changes in future expected policyholder behavior	72	105	(2)	53
Effect of changes in other future expected assumptions	(94)		(85)
Other, including foreign exchange	1	1	3	3
Balance, end of period, before effect of changes in instrument-specific credit risk	3,745	4,063	3,297	4,518
Effect of changes in the instrument-specific credit risk	339	1,027	441	1,934
Balance, end of period	4,084	5,090	3,738	6,452
Less: Reinsured MRB, end of period	(89)	(120)	(94)	(145)
Net Liability Balance after reinsurance recoverable	$ 3,995	$ 4,970	$ 3,644	$ 6,307
Net amount at risk
Average attained age of contract holders by product	71 years	70 years	70 years	70 years
Individual Retirement | Combined
Net amount at risk
Net amount at risk	$ 1,726	$ 752	$ 2,084	$ 567
Individual Retirement | Guaranteed Minimum Death Benefit
Net amount at risk
Net amount at risk	1,307	903	1,615	684
Individual Retirement | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Net amount at risk
Net amount at risk	63	264	27	831
Group Retirement
Market Risk Benefit [Roll Forward]
Balance, beginning of year	296	582	582	802
Balance, beginning of year, before effect of changes in instrument-specific credit risk	272	415	415	615
Issuances	9	5	25	28
Interest accrual	4	6	21	21
Attributed fees	17	19	70	74
Expected claims	(1)	0	(2)	(2)
Effect of changes in interest rates	46	(125)	(371)	(107)
Effect of changes in interest rate volatility	(4)	13	18	4
Effect of changes in equity markets	(36)	16	122	(203)
Effect of changes in equity index volatility	(3)	1	1	20
Actual outcome different from model expected outcome			(3)	8
Effect of changes in future expected policyholder behavior	1	16	(18)	(36)
Effect of changes in other future expected assumptions	(18)		0
Other, including foreign exchange	0	(3)	(6)	(7)
Balance, end of period, before effect of changes in instrument-specific credit risk	287	363	272	415
Effect of changes in the instrument-specific credit risk	32	82	24	167
Balance, end of period	319	445	296	582
Less: Reinsured MRB, end of period	0	0	0	0
Net Liability Balance after reinsurance recoverable	$ 319	$ 445	$ 296	$ 582
Net amount at risk
Average attained age of contract holders by product	64 years	63 years	64 years	63 years
Group Retirement | Combined
Net amount at risk
Net amount at risk	$ 31	$ 16	$ 39	$ 14
Group Retirement | Guaranteed Minimum Death Benefit
Net amount at risk
Net amount at risk	266	186	371	159
Group Retirement | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Net amount at risk
Net amount at risk	$ 5	$ 30	$ 1	$ 118